Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
8.	REVENUE FROM CONTRACTS WITH CUSTOMERS

a)   Disaggregated revenue information:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Types of goods
Whisky products	887,310	2,537,743	6,206,178

Timing of revenue recognition
Goods transferred at a point in time	887,310	2,537,743	6,206,178

Geographically disaggregated according to the locations of the customers
Taiwan	788,804	2,456,815	1,978,207
China	74,423	80,928	167,988
Hong Kong		-	3,029,202
Macau		-	32,638
Canada		-	183,933
Japan		-	814,210
United Kingdom	24,083	-	-
	887,310	2,537,743	6,206,178

Contract liabilities are recognized when the Company receives advance consideration from customers before satisfying the related performance obligations. Revenue is recognized upon transfer of control of goods to the customer, with a corresponding release of the contract liability.

The following table presents the movement of contract liabilities during the years ended December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Opening balance	304,577	23,316
Add: advance payments received from customer	23,316	67,991
Less: revenue recognised during the year	(304,577)	(23,316)
Closing balance	23,316	67,991